Debt - Schedule of Maturities of Long-term Debt (Details) $ in Millions	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 41
2023	171
2024	40
2025	7
2026	7
Thereafter	127
Total principal payments	$ 393